Key Management Compensation	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Key Management Compensation	Key Management Compensation
The compensation for key management recognized in total comprehensive income (loss) in respect of employee services is summarized in the table below. Key management includes our directors, President and Chief Executive Officer, and senior vice presidents.

(CAD$ in millions)	2020	2019
Salaries, bonuses, director fees and other short-term benefits	$19	$17
Post-employment benefits	8	9
Share option compensation expense	10	7
Compensation expense (recovery) related to Units	6	(1)
	$43	$32